As filed with the Securities and Exchange Commission on October 1, 2004
Registration No. 2-28174
Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___ / /

Post-Effective Amendment No. 65 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. ______ /X/

STEWARD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100, Houston, TX 77057
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (713) 260-9000

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

STEWARD FUNDS, INC.

Steward Domestic All-Cap Equity Fund

Steward Select Bond Fund

EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the Custodian Agreement,  as required by Item 23 (g)(1) of Form N-1A. Parts A and B to this Registration  Statement are  incorporated  by reference to the Prospectus   filed  on  EDGAR  on  September 30,  2004  (SEC  File  No. 002-28174),  and the  Statement of Additional  Information  filed on EDGAR on September 30, 2004 (SEC File No. 002-28174).

STEWARD FUNDS, INC.

OTHER INFORMATION

(PART C TO REGISTRATION STATEMENT NO. 2-28174)

Item 23. Exhibits

Exhibits incorporated by reference to a prior filing are designated by an asterisk; all other exhibits are incorporated herein, unless otherwise indicated.
*(a)(1)	Articles of Incorporation dated May 11, 1992
***(a)(2)	Articles of Amendment, June, 2004
****(a)(3)	Articles of Amendment, August, 2004
*(b)	By-Laws
(c)	None
****(d)	Form of Investment Advisory Agreement
**(e)(1)	General Distribution Agreement
***(e)(2)	Amendment to the General Distribution Agreement
***(e)(3)	Dealer and Selling Group Agreement
(f)	None
(g)(1)	Custodian Agreement
***(h)(1)	Administration Agreement
***(h)(2)	Form of Master Services Agreement
***(h)(3)	Amendment to Master Services Agreement
****(h)(4)	Form of Consulting Agreement
*****(i)	Opinion Letter from Dechert LLP
*****(j)(1)	Powers of Attorney of Messrs. James F. Leary, Leonard F. Melley, Jr., John R. Parker and Bernard J. Vaughan
(j)(2)	None
(k)	None
(l)	None
****(m)	Form of Service & Distribution Plan
***(n)	Rule 18f-3 Plan
***(o)	Code of Ethics ..

*	Filed with Post-Effective Amendment No. 50, dated March 31, 1998.
**	Filed with Post Effective Amendment No. 53, dated December 14, 1999.
***	Filed with Post-Effective Amendment No. 62, dated August 27, 2004.
****	Filed with Post-Effective Amendment No. 63, dated August 31, 2004.
*****	Filed with Post-Effective Amendment No. 64, dated September 30, 2004.

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by, and is not under common control with, any person.

Item 25. Indemnification

The Articles of Incorporation include the following:

"Article 7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment advisor or principal underwriter to the Registrant, any such provisions protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Section 17(h) and (i) of the Investment Company Act of 1940, as interpreted from time to time by authorized regulatory, judicial or other authorities.

Item 26. Business and other Connections of Investment Adviser

CAMCO is also the investment adviser and/or administrator of two other investment companies: Capstone Series Fund, Inc. and Capstone Social Ethics and Religious Values Fund. CAMCO also manages private accounts. For further information see "Directors and Officers" in Part B hereof.

Item 27. Principal Underwriters
(a)	The principal underwriter of the Registrant, Capstone Asset Planning Company, also acts as principal underwriter for Capstone Social Ethics and Religious Values Fund and Capstone Series Fund, Inc.
(b)	Directors and Officers of the Registrant's Principal Underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Edward L. Jaroski	President and Director	President and Chairman of the Board
Leticia N. Jaroski	Vice President	None
Shelly Severson	Vice President	None
Richard Nunn	Senior Vice President, Secretary	Senior Vice President, Secretary, Chief Compliance Officer and Principal Financial and Accounting Officer
Carla Homer	Treasurer	Treasurer

*	5847 San Felipe, Suite 4100, Houston, Texas 77057.

Item 28. Location of Accounts and Records

Capstone Asset Management Company, the investment adviser to certain Funds and administrator to the Registrant, 5847 San Felipe, Suite 4100, Houston, Texas 77057; State Street Bank, the custodian of the Registrant, P.O. Box 1713, Boston, Massachusetts 02105-1713; and BISYS Fund Services, the accounting agent, transfer agent and shareholder servicing agent of the Registrant, 3435 Stelzer Road, Columbus, Ohio 43219, maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated there under.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment to Registrant's Registration Statement on Form N-1A meets the requirements for filing pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 1st day of October, 2004.
STEWARD FUNDS, INC.
Registrant
By: /s/EDWARD L. JAROSKI
Edward L. Jaroski, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date

/s/ EDWARD L. JAROSKI Edward L. Jaroski	President, Chairman of the Board & Director (Principal Executive Officer)	October 1, 2004

/s/ Richard Nunn Richard Nunn	Senior Vice President, Secretary, Principal Financial & Accounting Officer and Chief Compliance Officer	October 1, 2004

/s/ CARLA HOMER Carla Homer	Treasurer	October 1, 2004

JAMES F. LEARY* James F. Leary	Director	October 1, 2004

JOHN R. PARKER* John R. Parker	Director	October 1, 2004

BERNARD J. VAUGHAN* Bernard J. Vaughan	Director	October 1, 2004

LEONARD B. MELLEY, JR Leonard B. Melley, Jr.	Director	October 1, 2004

*By:	/s/EDWARD L. JAROSKI
Edward L. Jaroski, Attorney-In-Fact